Document and Entity Information	Feb. 11, 2025
Cover [Abstract]
Entity Registrant Name	Zurn Elkay Water Solutions Corp
Amendment Flag	false
Entity Central Index Key	0001439288
Document Type	8-K
Document Period End Date	Feb. 11, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-35475
Entity Tax Identification Number	20-5197013
Entity Address, Address Line One	511 W. Freshwater Way
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53204
City Area Code	(855)
Local Phone Number	480-5050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $.01 par value
Trading Symbol	ZWS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false